PUTNAM
GLOBAL NATURAL
RESOURCES
FUND

ANNUAL REPORT
August 31, 1997

[LOGO: BOSTON * LONDON * TOKYO]

Fund highlights

* "While the world's use of natural resources may not always rise smoothly and steadily, demand for these commodities is growing as countries around the globe modernize their economies. The portfolio's wide diversification among industries, geographic markets, and natural resource sectors seeks to produce solid returns while dampening the effects of a downturn in any one market or region."

                                      -- Jeanne L. Mockard, manager
                                         Putnam Global Natural Resources Fund

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

14 Portfolio holdings

18 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

It is difficult to imagine any thread in our world's economic weave that does not in some fashion involve natural resources. Companies that provide the fuels to power our factories and supply the materials to construct and maintain our roads and buildings play prominently in the business of the global village.

From this worldwide array of companies, Fund Manager Jeanne Mockard constantly seeks out the most efficient and productive to include in the portfolio of Putnam Global Natural Resources Fund. She is backed by an equity research capability that ranks among the mutual fund industry's best.

The effectiveness of an investment focus on global natural resources over both the fiscal year ended August 31, 1997, and longer periods is demonstrated in the performance tables that follow Jeanne's management report. On the following pages, she discusses the market and economic environment that prevailed during fiscal 1997 and looks at prospects for the fiscal year just begun.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
October 15, 1997



Report from the Fund Manager
Jeanne L. Mockard

As developing nations around the world continue to industrialize their economies and modernize their physical infrastructures, the demand for natural resources continues to grow. The building of bridges and roads, the introduction of modern telecommunications, and the construction of housing and commercial structures -- all of these changes create a need for the energy, chemicals, metals, minerals, and other natural resources that underlie the business of the companies in which this fund invests.

It is no surprise, then, that during the 12 months ended August 31, 1997, Putnam Global Natural Resources Fund's class A shares rose by 31.39% at net asset value and 23.84% at public offering price. For results over longer periods and performance of class B and class M shares, please refer to pages 9 and 10.

* DIVERSIFICATION AND GLOBAL EMPHASIS PROVIDE PROTECTION AND STRONG RETURNS

Throughout the fiscal year, the fund's portfolio remained concentrated in large multinational company stocks from a wide spectrum of industries. Many are familiar, household names including Exxon, du Pont, Dow Chemical, and Mobil, while others such as Freeport-McMoRan Copper & Gold Co. and Schlumberger Ltd. are lesser known to consumers yet produce cutting-edge products and hold industry leadership positions. As economic reforms and the adoption of free-market policies continued throughout Asia, Latin America, and the Pacific Rim, these multinational holdings provided strong returns during the period.

Your fund's large-company, multinational stock holdings offer important advantages. As the name implies, these companies sell their goods and services in markets around the world so that a short-term problem in one country or region is unlikely to affect their overall performance. In fact, a downturn in one local economy may even benefit a multinational company by reducing some of its production costs without affecting profits, which accrue in many different countries. This is exactly what happened in Asia during your fund's fiscal year as downturns in some local economies lowered costs for many petroleum companies. At the same time, oil -- which is priced in dollars and is their main commodity -- remained in demand and continued to bring in large profits. In addition, many multinational companies have undertaken strict cost-cutting measures in recent years, leaving them more profitable than ever, even in today's environment of lower price margins.

* OIL POSITION BENEFITS FROM PRICE CHANGES, LARGE-CAP FOCUS, AND TREND TOWARD PRIVATIZATION

Oil stocks remained the fund's largest sector weighting throughout the period. Last fall, when oil prices peaked, we shifted some of the fund's assets away from stocks we believed had become fully valued. Some months later, Iraq was allowed to resume oil production, eliminating a wild card that had been creating a great deal of market uncertainty and price volatility. By March, oil prices had retreated to their normal trading range -- $18 to $22 per barrel -- as did oil stock prices. We capitalized on these lower prices to increase oil holdings to an overweight position in anticipation of continued solid returns in the months ahead.

[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Oil and gas               35.2%

Chemicals                 14.0%

Oil services               9.9%

Metals and mining          7.9%

Paper and forest products  6.3%

Footnote reads:
*Based on net assets as of 8/31/97. Holdings will vary over time.

The fund's focus on large-capitalization oil company stocks also contributed to strong performance in fiscal 1997. Last year, heavy exploration and drilling demand and a shortage of companies equipped to provide these services led to outperformance by small oil service company stocks. During 1997, however, the market took back these gains and the large-company stocks favored by this fund soon began to outperform once again.

In Europe, the trend toward privatizing formerly state-run oil companies also created some unique investment opportunities during the period. The stocks of these companies are selling at extremely attractive valuations relative to the stocks of major oil companies such as British Petroleum and Exxon. After meeting with the managements of several of these companies, we decided to add ENI SPA of Italy, Elf Aquitaine of France, and YPF of Argentina to the portfolio. We believe these companies are now well prepared to compete successfully in the growing world market and have excellent performance potential going forward. While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* CHEMICAL STOCKS CONTINUE OUTPERFORMANCE; PAPER HOLDINGS INCREASED

Chemical stocks were another of the portfolio's major sector allocations, at 14% of net assets. Once again these holdings were top performers, benefiting from solid fundamentals and individual company strengths. Two holdings in particular, du Pont and Dow Chemical Co., remain performance leaders. In both cases, aggressive cost cutting has made the companies highly productive and profitable, while innovative new products continue to sustain their competitive edge in the market.

One of the major benefits of your fund's multisector strategy is the portfolio's ability to shift into and out of different natural resource industries as opportunities arise. During the recent period, we took advantage of this flexibility to increase holdings in the paper and forest products sector, giving the portfolio an overweight position in these areas. Prices on paper, pulp, and packaging products began to firm during the latter half of the fiscal year just as steady demand reduced inventories.

TOP 10 HOLDINGS

Schlumberger Ltd.
Oil services

Atlantic Richfield Co.
Oil and gas

Dow Chemical Co.
Chemicals

Amoco Corp.
Oil and gas

Mobil Corp.
Oil and gas

E. I. du Pont de Nemours & Co., Ltd.
Chemicals

Chevron Corp.
Oil and gas

Royal Dutch Petroleum Co. ADR (the Netherlands)
Oil and gas

Exxon Corp.
Oil and gas

PPG Industries, Inc.
Chemicals

Footnote reads:
These holdings represent 30.0% of the fund's net assets as of 8/31/97. Portfolio holdings will vary over time

* IN METALS AND MINING, STRENGTH AMID WEAKNESS

The fund maintained approximately 8% of its assets in metals and mining stocks over the period, focusing on companies with strong fundamentals and diversified operations. In fact, although gold prices remained low throughout the fiscal year, Freeport-McMoRan Copper & Gold Co., one of the fund's holdings in this sector, delivered extremely strong relative returns. This Louisiana-based company is conservatively managed and holds a world leadership position in the exploration and recovery of copper, gold, and silver. Thus, although gold prices moved lower over the period, Freeport-McMoRan's stock rose in value as its diversified operations yielded profitable results.

* FAVORABLE ECONOMIC TRENDS CREATE OPTIMISTIC OUTLOOK

As we begin a new fiscal year, most global economies are in good shape, although the Asian markets bear close watching to determine whether current difficulties will be short lived or deepen with time. We will continue to monitor natural resources industries around the world, seeking to keep the portfolio well diversified while also taking advantage of the stocks of large multinational companies.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 8/31/97, there is no guarantee the fund will continue to hold these securities in the future. Funds investing in a single sector may be subject to more volatility than funds investing in a diverse group of sectors. International investing involves certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Global Natural Resources Fund is designed for investors seeking capital appreciation through stocks of companies in the energy and natural resources industries. Current income is only an incidental consideration.

TOTAL RETURN FOR PERIODS ENDED 8/31/97
                                Class A        Class B        Class M
(inception date)               (7/24/80)       (2/1/94)       (7/3/95)
                             NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
1 year                     31.39%  23.84%  30.40%  25.40%  30.79%  26.22%
------------------------------------------------------------------------------
5 years                    84.61   74.01   77.84   75.84   80.00   73.69
Annual average             13.04   11.72   12.20   11.95   12.47   11.67
------------------------------------------------------------------------------
10 years                  163.97  148.77  143.19  143.19  149.37  140.70
Annual average             10.19    9.54    9.29    9.29    9.57    9.18
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 8/31/97
                                                            Lipper
                                            Standard       Natural
                                            & Poor's      Resources
                                           500 Index       Average
------------------------------------------------------------------------------
1 year                                      37.96%         23.28%
------------------------------------------------------------------------------
5 years                                    117.25         111.31
Annual average                              16.79          15.62
------------------------------------------------------------------------------
10 years                                   172.73         118.09
Annual average                              10.55           7.41
------------------------------------------------------------------------------
Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% for class A shares and 3.50% for class M shares.
One-, five-, and ten-year (when available) and life-of-fund returns for class B shares reflect the applicable contingent deferred sales charge
(CDSC), which is 5% in the first year, declines each year to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating costs applicable to such shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT
Cumulative total return of a %10,000 investment since 8/31/87

Plot Pionts read:
                             Lipper Natural    Standard &
                 Fund at       Resources         Poor's
Date/year           Pop         Average         500 Index
8/31/87            9425          10000           10000
8/31/88            8325           7802            7930
8/31/89           10959           9713           10657
8/31/90           12024          10479            9781
8/31/91           12820          10159           11991
8/31/92           13476          10129           12554
8/31/93           16413          12741           14056
8/31/94           14826          12403           14418
8/31/95           16471          13294           17038
8/31/96           18934          16338           19771
8/31/97           24877          21809           27273

Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $24,319 and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $24,937 ($24,070 at public offering price). See page 9 of performance section for performance calculation method.

PRICE AND DISTRIBUTION INFORMATION
12 months ended 8/31/97

                           Class A       Class B       Class M
------------------------------------------------------------------------------
Distributions (number)        1             1             1
------------------------------------------------------------------------------
Income                     $0.160        $0.077        $0.124
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long term                   0.880         0.880         0.880
------------------------------------------------------------------------------
Short term                  0.288         0.288         0.288
------------------------------------------------------------------------------
  Total                    $1.328        $1.245        $1.292
------------------------------------------------------------------------------
Share value:            NAV      POP      NAV      NAV      POP
------------------------------------------------------------------------------
8/31/96              $18.03   $19.13   $17.81   $17.97   $18.62
------------------------------------------------------------------------------
8/31/97               22.13    23.48    21.77    21.99    22.79
------------------------------------------------------------------------------

TOTAL RETURN FOR PERIODS ENDED 9/30/97
(most recent calendar quarter)
                          Class A          Class B          Class M
(inception date)         (7/24/80)         (2/1/94)         (7/3/95)
                        NAV     POP      NAV    CDSC      NAV     POP
------------------------------------------------------------------------------
1 year               34.15%   26.42%   33.18%  28.18%   33.51%  28.86%
------------------------------------------------------------------------------
5 years              93.00    81.92    85.92   83.92    88.30   81.66
Annual average       14.05    12.71    13.20   12.96    13.49   12.68
------------------------------------------------------------------------------
10 years            184.51   168.14   162.13  162.13   168.96  159.58
Annual average       11.02    10.37    10.12   10.12    10.40   10.01
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See page 9 of performance section for performance calculation method.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Lipper Natural Resources Average* is composed of funds that invest more than 65% of their equity holdings in the natural resources industries.

Standard & Poor's 500 Index* is an index of common stocks frequently used as a general measure of stock market performance.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



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New features will be added to the site on an ongoing basis. So, visit us
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Report of independent accountants

To the Trustees and Shareholders of
Putnam Global Natural Resources Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Global Natural Resources Fund (the "fund") at August 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 1997 by correspondence with the custodian and the application of alternative auditing procedures where investments purchased were not yet received by the custodian, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Boston, Massachusetts
October 16, 1997



Portfolio of investments owned
August 31, 1997


COMMON STOCKS  (98.9%) *
NUMBER OF SHARES                                                                                       VALUE

Aluminum  (1.7%)
------------------------------------------------------------------------------------------------------------
         40,000  Alumax, Inc. +                                                               $    1,657,500
         60,000  Aluminum Co. of America                                                           4,935,000
                                                                                              --------------
                                                                                                   6,592,500

Chemicals  (14.0%)
------------------------------------------------------------------------------------------------------------
        150,000  Dow Chemical Co.                                                                 13,275,000
        189,000  du Pont (E.I.) de Nemours & Co., Ltd.                                            11,777,063
        109,000  Eastman Chemical Co.                                                              6,519,563
         30,000  Georgia Gulf Corp.                                                                  862,500
         59,000  Hercules, Inc.                                                                    3,049,563
         50,000  Olin Corp.                                                                        2,225,000
        124,000  PPG Industries, Inc.                                                              7,812,000
         31,000  Rohm & Haas Co.                                                                   2,970,176
         32,000  Union Carbide Corp.                                                               1,642,000
         94,000  Witco Chemical Corp.                                                              4,418,000
                                                                                              --------------
                                                                                                  54,550,865

Conglomerates  (1.5%)
------------------------------------------------------------------------------------------------------------
         65,000  Minnesota Mining & Manufacturing Co.                                              5,841,875

Construction  (0.2%)
------------------------------------------------------------------------------------------------------------
         14,000  Foster Wheeler Corp.                                                                639,625

Consumer Products  (1.5%)
------------------------------------------------------------------------------------------------------------
        128,000  Kimberly-Clark Corp.                                                              6,072,000

Containers  (0.8%)
------------------------------------------------------------------------------------------------------------
         47,200  Temple Inland, Inc.                                                               3,044,400

Electric Utilities  (0.7%)
------------------------------------------------------------------------------------------------------------
         54,726  Duke Power Co.                                                                    2,650,791

Environmental Control  (0.3%)
------------------------------------------------------------------------------------------------------------
         30,000  Browning-Ferris Industries, Inc.                                                  1,048,125

Gas Pipelines  (4.5%)
------------------------------------------------------------------------------------------------------------
        113,000  Coastal Corp.                                                                     6,525,750
         28,000  Columbia Gas System, Inc.                                                         1,848,000
         37,185  El Paso Natural Gas Co.                                                           2,091,656
         75,000  Enron Corp.                                                                       2,892,188
         37,000  Sonat, Inc.                                                                       1,843,063
         48,500  Williams Cos., Inc.                                                               2,258,281
                                                                                              --------------
                                                                                                  17,458,938

Gas Utilities  (1.3%)
------------------------------------------------------------------------------------------------------------
         31,000  Consolidated Natural Gas Co.                                                      1,830,938
         55,000  Pacific Enterprises                                                               1,811,563
         30,000  Tejas Gas Corp. +                                                                 1,425,000
                                                                                              --------------
                                                                                                   5,067,501

Machinery  (1.5%)
------------------------------------------------------------------------------------------------------------
         36,600  Caterpillar, Inc.                                                                 2,125,088
         67,000  Deere (John) & Co.                                                                3,752,000
                                                                                              --------------
                                                                                                   5,877,088

Metals and Mining  (7.9%)
------------------------------------------------------------------------------------------------------------
        280,000  Barrick Gold Corp.                                                                6,370,000
         86,000  Euro Nevada Mining Corp.                                                          1,316,738
        199,374  Freeport-McMoRan Copper & Gold Co., Inc. Class A                                  5,333,255
         27,000  Newmont Gold Co.                                                                  1,167,750
         58,050  Newmont Mining Corp.                                                              2,456,241
         40,000  Phelps Dodge Corp.                                                                3,217,500
        233,000  Placer Dome Inc. (Canada)                                                         3,873,625
        270,000  Rio Tinto PLC (United Kingdom) +                                                  4,254,588
         60,000  RMI Titanium Co. +                                                                1,256,250
         46,000  Titanium Metals Corp. +                                                           1,644,500
                                                                                              --------------
                                                                                                  30,890,447

Oil and Gas  (35.2%)
------------------------------------------------------------------------------------------------------------
        133,200  Amoco Corp.                                                                      12,595,725
         37,000  Anadarko Petroleum Corp.                                                          2,717,188
        183,000  Atlantic Richfield Co.                                                           13,725,000
         71,282  British Petroleum Co., PLC ADR  (United Kingdom)                                  6,032,239
         58,000  Burlington Resources Inc.                                                         2,936,250
        137,300  Chevron Corp.                                                                    10,632,169
         79,400  Elf Aquitane ADR  (France)                                                        4,426,550
         73,400  Ente Nazionale Idrocarburi S.P.A. (ENI) ADR  (Italy)                              4,073,700
        159,400  Exxon Corp.                                                                       9,753,288
        139,000  Halliburton Co.                                                                   6,637,250
        107,000  Kerr-McGee Corp.                                                                  6,647,375
         20,000  Louisiana Land & Exploration Co.                                                  1,531,250
        163,800  Mobil Corp.                                                                      11,916,450
         40,000  NGC Corp.                                                                           655,000
        249,000  Occidental Petroleum Corp.                                                        5,835,938
         47,000  Pennzoil Co.                                                                      3,627,813
        101,000  Phillips Petroleum Co.                                                            4,803,813
        196,000  Royal Dutch Petroleum Co.
                   (NY Registered) (Netherlands)                                                   9,947,000
         19,000  Texaco, Inc.                                                                      2,189,750
         36,000  Total Corp. ADR (France)                                                          1,705,500
        137,000  Unocal Corp.                                                                      5,351,563
        182,000  USX-Marathon Group Inc.                                                           5,926,375
         66,300  Western Gas Resources, Inc.                                                       1,259,700
         65,000  YPF S.A. ADR  (Argentina)                                                         2,116,563
                                                                                              --------------
                                                                                                 137,043,449

Oil and Gas Exploration and Production  (3.4%)
------------------------------------------------------------------------------------------------------------
         38,000  Apache Corp.                                                                      1,508,125
         37,000  Barrett Resources Corp. +                                                         1,355,125
        200,000  Gulf Canada Resources, Ltd.  (Canada) +                                           1,612,500
         35,000  Noble Affiliates, Inc.                                                            1,623,125
         60,000  Mitchell Energy & Development Corp. Class B                                       1,500,000
        230,326  Union Pacific Resources Group Inc.                                                5,758,150
                                                                                              --------------
                                                                                                  13,357,025

Oil Services  (9.9%)
------------------------------------------------------------------------------------------------------------
        112,000  Baker Hughes, Inc.                                                                4,746,000
         36,600  BJ Services Co. +                                                                 2,644,350
         97,000  Dresser Industries, Inc.                                                          4,049,750
        204,000  Schlumberger Ltd.                                                                15,542,250
         40,000  Smith International, Inc. +                                                       2,910,000
         53,000  Weatherford Enterra, Inc. +                                                       2,441,313
         80,000  Western Atlas, Inc. +                                                             6,340,000
                                                                                              --------------
                                                                                                  38,673,663

Paper and Forest Products  (6.3%)
------------------------------------------------------------------------------------------------------------
         29,600  Boise Cascade Corp.                                                               1,171,050
         61,875  Fort James Corp.                                                                  2,598,750
         30,000  Georgia Pacific Corp.                                                             2,737,500
        114,700  International Paper Co.                                                           6,050,425
         50,300  Mead Corp.                                                                        3,568,156
         21,900  Union Camp Corp.                                                                  1,298,944
         94,200  Weyerhaeuser Co.                                                                  5,440,050
         20,000  Willamette Industries, Inc.                                                       1,595,000
                                                                                              --------------
                                                                                                  24,459,875

Railroads  (4.6%)
------------------------------------------------------------------------------------------------------------
         76,433  Burlington Northern Santa Fe Corp.                                                7,007,951
         35,000  CSX Corp.                                                                         2,001,563
         44,000  Norfolk Southern Corp.                                                            4,312,000
         71,000  Union Pacific Corp.                                                               4,610,563
                                                                                              --------------
                                                                                                  17,932,077

Refining and Marketing  (1.4%)
------------------------------------------------------------------------------------------------------------
         34,098  Ashland, Inc.                                                                     1,709,162
         32,733  Sun Co., Inc.                                                                     1,272,495
         75,000  Tosco Corp.                                                                       2,479,688
                                                                                              --------------
                                                                                                   5,461,345
Steel  (1.7%)
------------------------------------------------------------------------------------------------------------
         70,000  Birmingham Steel Corp.                                                            1,312,500
         50,000  Carpenter Technology Corp.                                                        2,240,625
         41,900  Ispat International NV  (Canada) +                                                1,123,444
         20,000  Nucor Corp.                                                                       1,133,750
         31,000  USX-U.S. Steel Group                                                              1,088,875
                                                                                              --------------
                                                                                                   6,899,194

Transportation  (0.5%)
------------------------------------------------------------------------------------------------------------
         80,000  Avondale Industries, Inc. +                                                       1,830,000
                                                                                              --------------
                 Total Common Stocks  (cost $305,905,302)                                     $  385,390,783

CONVERTIBLE PREFERRED STOCKS  (0.9%) *
NUMBER OF SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
         46,000  Amax Gold, Inc. Ser. B, $3.75 cv. pfd.                                       $    2,461,000
         36,364  Atlantic Richfield Co. LYON (Liquid Yield Option Notes)
                   $2.23 cv. pfd.                                                                    863,645
                                                                                              --------------
                 Total Convertible Preferred Stocks  (cost $3,937,970)                        $    3,324,645

CONVERTIBLE BONDS AND NOTES  (0.2%) * (cost $770,000)
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
$       770,000  Lomak Petroleum, Inc. 144A cv. sub. deb. 6s, 2007                            $     844,113

SHORT-TERM INVESTMENTS  (1.8%) * (cost $7,160,322)
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
$     7,157,000  Interest in $500,000,000 joint repurchase agreement dated August 29, 1997 with Morgan Stanley & Co. Inc.
                   due September 2, 1997 with respect to various
                   U.S. Treasury obligations -- maturity value of
                   $7,161,429 for an effective yield of 5.57%                                 $    7,160,322
------------------------------------------------------------------------------------------------------------
                 Total Investments  (cost $317,773,594) ***                                   $  396,719,863
------------------------------------------------------------------------------------------------------------

   * Percentages indicated are based on net assets of $389,834,120.

 *** The aggregate identified cost on a tax basis is $317,847,473, resulting in gross unrealized appreciation and depreciation of $84,310,887 and $5,438,497, respectively, or net unrealized appreciation of $78,872,390.
   + Non-income-producing security.

     144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

     ADR after the name of a foreign holding stands for American
     Depository Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank.




----------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at August 31, 1997
(aggregate face value $7,544,483)
                                  Market     Aggregate Face    Delivery      Unrealized
                                   Value          Value          Date       Depreciation
----------------------------------------------------------------------------------------
French Francs                   $4,474,980    $  4,361,031      2/2/98       $ (113,949)
Italian Lira                     3,266,154       3,183,452      2/2/98          (82,702)
----------------------------------------------------------------------------------------
                                                                             $ (196,651)
----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Statement of assets and liabilities
August 31, 1997

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $317,773,594) (Note 1)                                                $396,719,863
---------------------------------------------------------------------------------------------------
Cash                                                                                             37
---------------------------------------------------------------------------------------------------
Dividends and interest receivable                                                         1,156,225
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                    1,459,401
---------------------------------------------------------------------------------------------------
Total assets                                                                            399,335,526

Liabilities
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                          5,084,350
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                3,142,823
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                665,346
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                   82,106
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                 9,418
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  1,285
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                      230,087
---------------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                                 196,651
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                       89,340
---------------------------------------------------------------------------------------------------
Total liabilities                                                                         9,501,406
---------------------------------------------------------------------------------------------------
Net assets                                                                             $389,834,120

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                        $288,575,686
---------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                              2,211,045
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                                    20,297,771
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                                        78,749,618
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                             $389,834,120

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($239,539,130 divided by 10,825,115 shares)                                                  $22.13
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $22.13)*                                      $23.48
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($142,442,254 divided by 6,543,297 shares)**                                                 $21.77
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($7,852,736 divided by 357,052 shares)                                                       $21.99
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $21.99)*                                      $22.79
---------------------------------------------------------------------------------------------------
 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.




Statement of operations
Year ended August 31, 1997

Investment income:
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $119,937)                                             $ 7,674,045
--------------------------------------------------------------------------------------------------
Interest                                                                                   277,746
--------------------------------------------------------------------------------------------------
Total investment income                                                                  7,951,791

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         2,267,627
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                             658,741
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                           23,759
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             7,839
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                      525,503
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                    1,080,174
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                       40,308
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     52,166
--------------------------------------------------------------------------------------------------
Registration fees                                                                           24,829
--------------------------------------------------------------------------------------------------
Auditing                                                                                    33,758
--------------------------------------------------------------------------------------------------
Legal                                                                                        9,045
--------------------------------------------------------------------------------------------------
Postage                                                                                     71,555
--------------------------------------------------------------------------------------------------
Other                                                                                       31,014
--------------------------------------------------------------------------------------------------
Total expenses                                                                           4,826,318
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                (137,087)
--------------------------------------------------------------------------------------------------
Net expenses                                                                             4,689,231
--------------------------------------------------------------------------------------------------
Net investment income                                                                    3,262,560
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                        25,198,035
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in foreign
currencies during the year                                                                (196,651)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                              57,480,549
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                 82,481,933
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $85,744,493
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Statement of changes in net assets

                                                                                                Year ended August 31
                                                                                      --------------------------------
                                                                                               1997               1996
----------------------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  $  3,262,560       $  2,936,986
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                         25,198,035         13,903,973
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                                        57,283,898          8,598,159
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                     85,744,493         25,439,118
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                              (1,593,014)        (2,905,176)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                                (385,225)          (559,144)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                 (26,332)           (11,830)
----------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                             (11,629,001)          (789,766)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                              (5,843,416)          (194,224)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                (248,026)            (3,751)
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                        84,120,311         53,426,929
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                            150,139,790         74,402,156

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of year                                                                       239,694,330        165,292,174
----------------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment
income of $2,211,045 and and $953,056, respectively)                                   $389,834,120       $239,694,330
----------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
----------------------------------------------------------------------------------------------------------------------

Per-share
operating performance                                           Year ended August 31
----------------------------------------------------------------------------------------------------------------------
                                       1997             1996             1995             1994             1993
----------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $18.03           $16.09           $14.73           $20.51           $17.57
----------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------
Net investment income                   .25(d)           .28(d)           .29              .19              .23
----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             5.18             2.09             1.31            (2.37)            3.41
----------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  5.43             2.37             1.60            (2.18)            3.64
----------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------
From net
investment income                      (.16)            (.34)            (.24)            (.19)            (.18)
----------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        (1.17)            (.09)              --            (2.91)            (.52)
----------------------------------------------------------------------------------------------------------------------
In excess of net
realized gain on investments             --               --               --             (.50)              --
----------------------------------------------------------------------------------------------------------------------
Total distributions                   (1.33)            (.43)            (.24)           (3.60)            (.70)
----------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                        $22.13           $18.03           $16.09           $14.73           $20.51
----------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)             31.39            14.95            11.10            (9.67)           21.79
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                     $239,539         $170,678         $135,330         $129,449         $133,585
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)              1.23             1.27             1.13             1.24             1.18
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)              1.26             1.62             1.89             1.24             1.25
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                39.25            47.71            42.75           189.83           170.54
----------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                        $.0511           $.0547
----------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.
  * Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2)
(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.
(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
----------------------------------------------------------------------------------------------------------------

                                                                                           For the period
Per-share                                                                                    Feb. 1, 1994+
operating performance                                      Year ended August 31              to August 31
----------------------------------------------------------------------------------------------------------------
                                                  1997             1996             1995             1994
----------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                             $17.81           $15.94           $14.65           $14.78
----------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------
Net investment income                              .10(d)           .15(d)           .16              .13(d)
----------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                        5.11             2.07             1.33             (.26)
----------------------------------------------------------------------------------------------------------------
Total from
investment operations                             5.21             2.22             1.49             (.13)
----------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------
From net
investment income                                 (.08)            (.26)            (.20)              --
----------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                   (1.17)            (.09)              --               --
----------------------------------------------------------------------------------------------------------------
In excess of net
realized gain on investments                        --               --               --               --
----------------------------------------------------------------------------------------------------------------
Total distributions                              (1.25)            (.35)            (.20)              --
----------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                   $21.77           $17.81           $15.94           $14.65
----------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                        30.40            14.14            10.38             (.88)*
----------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                $142,442          $66,375          $29,916          $10,244
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                         1.98             2.04             1.87             1.11*
----------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                          .52              .85             1.20              .90*
----------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                           39.25            47.71            42.75           189.83
----------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                   $.0511           $.0547
----------------------------------------------------------------------------------------------------------------

  + Commencement of operations.
  * Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter includes amounts paid through expense offset and brokerage service arrangements.  Prior period ratios exclude these amounts. (Note 2)
(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.
(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------

                                                                                             For the period
Per-share                                                                                      July 3, 1995+
operating performance                                                 Year ended August 31     to August 31
------------------------------------------------------------------------------------------------------------------
                                                                     1997             1996             1995
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                $17.97           $16.07           $15.59
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income                                                 .15(d)           .19(d)           .03
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                  5.16             2.09              .45
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                5.31             2.28              .48
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                                                    (.12)            (.29)              --
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                      (1.17)            (.09)              --
------------------------------------------------------------------------------------------------------------------
In excess of net
realized gain on investments                                           --               --               --
------------------------------------------------------------------------------------------------------------------
Total distributions                                                 (1.29)            (.38)              --
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                      $21.99           $17.97           $16.07
------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                           30.79            14.39             3.08*
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                     $7,853           $2,641              $46
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                            1.73             1.85              .28*
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             .77             1.07              .44*
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                              39.25            47.71            42.75
------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                                      $.0511           $.0547
------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.
  * Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2)
(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.
(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
August 31, 1997

Note 1
Significant accounting policies

Putnam Global Natural Resources Fund ("the fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-ended management investment company. The fund continues to seek capital appreciation by investing primarily in the common stocks of companies in the energy and natural resource industries, but may also invest a portion of its assets in other industries and in fixed-income securities.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Market quotations are not considered to be readily available for some convertible securities; such investments are stated at fair value on the basis of valuations furnished by a pricing service approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include treatment of losses on wash sale transactions, unrealized losses on forward foreign currency contracts, post October foreign loss deferrals and non-taxable dividends. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended August 31, 1997, the fund reclassified $60,002 to decrease paid-in-capital, with an increase to accumulated net realized gain on investments of $60,002. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, 0.43% thereafter. Prior to December 20, 1996, any amount over $1.5 billion was based on 0.50%.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended August 31, 1997, fund expenses were reduced by $137,087 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $870 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the year ended August 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $153,986 and $10,359 from the sale of class A and class M shares, respectively and $166,547 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended August 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received $4,424 on class A redemptions.

Note 3
Purchase and sales of securities

During the year ended August 31, 1997, purchases and sales of investment securities other than short-term investments aggregated $195,107,251 and $125,659,508, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At August 31, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                            Year ended
                                         August 31, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      12,910,287     $257,413,523
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       619,119       11,664,201
------------------------------------------------------------
                                 13,529,406      269,077,724

Shares
repurchased                     (12,171,985)    (243,305,067)
------------------------------------------------------------
Net increase                      1,357,421    $  25,772,657
------------------------------------------------------------

                                            Year ended
                                         August 31, 1996
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      11,202,058     $196,442,808
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       196,998        3,248,494
------------------------------------------------------------
                                 11,399,056      199,691,302

Shares
repurchased                     (10,341,511)    (181,209,527)
------------------------------------------------------------
Net increase                      1,057,545    $  18,481,775
------------------------------------------------------------

                                            Year ended
                                         August 31, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      11,091,368     $217,130,354
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       289,947        5,401,714
------------------------------------------------------------
                                 11,381,315      222,532,068

Shares
repurchased                      (8,565,885)    (168,255,569)
------------------------------------------------------------
Net increase                      2,815,430    $  54,276,499
------------------------------------------------------------

                                            Year ended
                                         August 31, 1996
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       6,522,110     $113,561,023
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        39,356          644,251
------------------------------------------------------------
                                  6,561,466      114,205,274

Shares
repurchased                      (4,709,889)     (81,820,138)
------------------------------------------------------------
Net increase                      1,851,577     $ 32,385,136
------------------------------------------------------------

                                            Year ended
                                         August 31, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         512,227      $10,089,265
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        13,021          244,674
------------------------------------------------------------
                                    525,248       10,333,939

Shares
repurchased                        (315,154)      (6,262,784)
------------------------------------------------------------
Net increase                        210,094      $ 4,071,155
------------------------------------------------------------

                                            Year ended
                                         August 31, 1996
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         242,106      $ 4,266,444
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                           735           12,120
------------------------------------------------------------
                                    242,841        4,278,564

Shares
repurchased                         (98,755)      (1,718,546)
------------------------------------------------------------
Net increase                        144,086      $ 2,560,018
------------------------------------------------------------



Federal tax information
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $29,673,725 (or if different, the amount necessary to offset net capital gain earned by the Fund) as capital gain dividends for its taxable year ended August 31, 1997.

The fund has designated 84.65% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 1998 will show the tax status of all distributions paid to your account in calendar 1997.



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund *

International New Opportunities Fund

Investors Fund

New Opportunities Fund +

OTC & Emerging Growth Fund [DBL. DAGGER]

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Diversified Income Trust II

Federal Income Trust

Global Governmental Income Trust

High Yield Advantage Fund

High Yield Total Return Fund

High Yield Trust +

Income Fund

Money Market Fund **

Intermediate U.S. Government
Income Fund

Preferred Income Fund

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

LIFESTAGESM FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.
The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

             * Formerly Overseas Growth Fund

             + Closed to new investors. Some exceptions may apply. Contact
               Putnam for details.

 [DBL. DAGGER] Formerly OTC Emerging Growth Fund

[SECTION MARK] Not available in all states.

            ** An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

               Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

Jeanne L. Mockard
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Global Natural Resources Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMIITED]

PUTNAM INVESTMENTS
The Putnam Funds
One Post Office Square
Boston, Massachusetts

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AN007 36576-018/501/2AD   10/97